PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 32,898	$ 22,281	$ 16,346
Other	2,664	1,324
Total assets	217,523	220,926
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	183,401	185,896
Stockholders' equity	33,213	34,384	22,852
Total liabilities and stockholders' equity	217,523	220,926
Parent Company
ASSETS
Cash and cash equivalents	2,412	5,616	307
Investment in bank subsidiary	30,867	28,204
Other	1,469	1,249
Total assets	34,748	35,069
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	1,535	685
Stockholders' equity	33,213	34,384
Total liabilities and stockholders' equity	$ 34,748	$ 35,069